Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

This Pay Versus Performance section is not deemed filed with the SEC and is not to be incorporated by reference in any of the Company’s filings under the Securities Act or the Exchange Act, respectively, whether made before or after the date of this proxy statement and irrespective of any general incorporation language therein.

The following table sets forth information concerning the compensation actually paid to the Company's CEO and to its other NEOs compared to Company performance for the years ended December 31, 2024, 2023, 2022, 2021 and 2020. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its NEO’s pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see Compensation Discussion and Analysis beginning on page 38. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Total Shareholder Return (4)(5)	Peer Group Total Shareholder Return (5)(6)	Net Income (Loss)	Company Selected Measure: MFFO per share (7)
2024	$5,788,558	$6,329,286	$2,418,163	$2,613,216	$115.39	$91.43	$214,064,469	$1.61
2023	6,973,468	8,961,817	2,795,266	3,536,160	116.88	93.49	177,488,702	1.60
2022	6,736,235	7,792,417	2,594,045	2,949,383	104.13	74.05	144,804,963	1.53
2021	6,092,030	8,045,665	2,199,306	2,927,328	101.73	89.23	18,827,539	0.93
2020	3,914,027	3,677,980	1,450,701	1,743,731	81.11	76.52	(173,206,725)	0.09

(1)
The principal executive officer ("PEO") for 2024, 2023, 2022, 2021 and 2020 was Justin G. Knight, Chief Executive Officer of the Company.
(2)
Compensation actually paid is based on the total compensation measure included in the Summary Compensation Table ("SCT") on page 51, with the following adjustments made to the amounts disclosed for equity awards.

(note 2, continued)
Adjustments for PEO	2024	2023	2022	2021	2020
Amounts reported under "Share Awards" in the SCT	$(3,542,401)	$(4,323,874)	$(4,133,501)	$(3,636,740)	$(3,330,589)
For awards granted in the covered fiscal year:
Fair value of awards outstanding and unvested as of covered fiscal year-end	3,590,421	5,929,077	5,215,244	5,378,614	2,634,188
For awards granted in prior years:
Change in fair value from prior year- end to vesting date for awards granted prior to covered fiscal year that vested during covered fiscal year	(29,209)	20,828	(97,097)	152,598	6,487
Add the dollar value of any dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of the award	521,917	362,318	71,536	59,163	453,868
Total Adjustments for PEO	$540,728	$1,988,349	$1,056,182	$1,953,635	$(236,046)

Adjustments for the Average of Other NEOs	2024	2023	2022	2021	2020
Amounts reported under "Share Awards" in the SCT	$(1,300,863)	$(1,557,008)	$(1,433,190)	$(1,159,051)	$(1,036,802)
For awards granted in the covered fiscal year:
Fair value of awards outstanding and unvested as of covered fiscal year-end	1,318,496	2,135,034	1,808,257	1,714,196	1,293,577
For awards granted in prior years:
Change in fair value from prior year- end to covered fiscal year-end for awards granted prior to covered fiscal year and outstanding and unvested at covered fiscal year-end	-	-	(11,575)	101,363	-
Change in fair value from prior year- end to vesting date for awards granted prior to covered fiscal year that vested during covered fiscal year	(10,520)	7,211	(30,953)	51,531	513
Add the dollar value of any dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of the award	187,940	155,657	22,799	19,982	35,742
Total Adjustments for the Average of Other NEOs	$195,053	$740,894	$355,338	$728,021	$293,030

(3)
The non-PEO NEOs ("average other NEOs") are the following for each year disclosed. 2024, 2023, 2022 and 2021: Nelson G. Knight, President, Real Estate and Investments; Elizabeth S. Perkins, Senior Vice President and Chief Financial Officer; Karen C. Gallagher, Senior Vice President and Chief Operating Officer; and Rachel S. Labrecque, Senior Vice President and Chief Accounting Officer; and 2020: Nelson G. Knight; Ms. Perkins; Ms. Gallagher; and Matthew P. Rash, Senior Vice President, Chief Legal Officer and Secretary.
(4)
Total shareholder return measures the benefit to shareholders of holding the Company's Common Shares over a period of time, including the change in the share price as well as the reinvestment of dividends during the same period of time.
(5)
For each fiscal year in the table, the amount included for the Company and its peer group is the cumulative total shareholder return as of the end of that year. The measurement period begins with the market close on the last trading day before the earliest fiscal year in the table (December 31, 2019), through and including the end of the Company's last completed fiscal year (December 31, 2024).
(6)
Total shareholder return relative to a peer group measures the benefit to shareholders of holding the Company's Common Shares relative to that of its peer companies over a period of time, including the change in the share price as well as the reinvestment of dividends during the same period of time. It is used as a metric within the annual incentive program for all years presented in the table above. In February 2024, the Compensation Committee approved a new total shareholder return peer group, starting with the 2024 incentive compensation plan, to include Chatham Lodging Trust, DiamondRock Hospitality Company, Host Hotels & Resorts, Inc., Park Hotels & Resorts Inc., Pebblebrook Hotel Trust, RLJ Lodging Trust, Ryman Hospitality Properties, Inc., Summit Hotel Properties, Inc., Sunstone Hotel Investors, Inc. and Xenia Hotels & Resorts, Inc. In the previous year, 2023, the Company's peer group consisted of Ashford Hospitality Trust, Inc., Chatham Lodging Trust, RLJ Lodging Trust and Summit Hotel Properties, Inc. The update to the total shareholder return peer group was done to more closely align the members with the peer group used for evaluating, benchmarking and setting compensation for the Company's incentive compensation plans. This new peer group includes peers with a similar market capitalization and are in a similar industry to the Company which ultimately provides a more relevant comparison of the Company's performance relative to its peers. The "Peer Group Total Shareholder Return" column in the above table is calculated based on the Company's 2024 peer group. Refer to the table below for a comparison of the cumulative total shareholder return results between the Company, the 2024 peer group and the 2023 peer group.

(note 6, continued)
	Value of Initial Fixed $100 Investment Based On:
Year	The Company's Total Shareholder Return	2024 Peer Group Total Shareholder Return	2023 Peer Group Total Shareholder Return
2024	$115.39	$91.43	$44.65
2023	116.88	93.49	47.36
2022	104.13	74.05	50.94
2021	101.73	89.23	60.62
2020	81.11	76.52	55.73

(7)
MFFO per share - The Company used MFFO, as defined and reconciled to audited GAAP net income (loss) for each year included in the table above within Exhibit 1, and divided it by the Company’s weighted average Common Shares outstanding for the year ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. FFO is a predominant measure of operating performance used by real estate investment trusts and the Company reports the measure in accordance with the National Association of Real Estate Investment Trusts ("Nareit") guidelines, and makes certain adjustments to this measure to present MFFO as a supplemental measure of operating performance in its earnings releases, financial presentations and SEC filings. As noted above in “Compensation Discussion and Analysis—Elements of Executive Compensation," for the 2024 annual incentive compensation plan, MFFO per share made up 7.5% of the total weighting for the annual incentive compensation award. No other operational performance goal or metric had a greater weighting.

Company Selected Measure Name	MFFO
Named Executive Officers, Footnote	(1) The principal executive officer ("PEO") for 2024, 2023, 2022, 2021 and 2020 was Justin G. Knight, Chief Executive Officer of the Company.
Peer Group Issuers, Footnote
(6)
Total shareholder return relative to a peer group measures the benefit to shareholders of holding the Company's Common Shares relative to that of its peer companies over a period of time, including the change in the share price as well as the reinvestment of dividends during the same period of time. It is used as a metric within the annual incentive program for all years presented in the table above. In February 2024, the Compensation Committee approved a new total shareholder return peer group, starting with the 2024 incentive compensation plan, to include Chatham Lodging Trust, DiamondRock Hospitality Company, Host Hotels & Resorts, Inc., Park Hotels & Resorts Inc., Pebblebrook Hotel Trust, RLJ Lodging Trust, Ryman Hospitality Properties, Inc., Summit Hotel Properties, Inc., Sunstone Hotel Investors, Inc. and Xenia Hotels & Resorts, Inc. In the previous year, 2023, the Company's peer group consisted of Ashford Hospitality Trust, Inc., Chatham Lodging Trust, RLJ Lodging Trust and Summit Hotel Properties, Inc. The update to the total shareholder return peer group was done to more closely align the members with the peer group used for evaluating, benchmarking and setting compensation for the Company's incentive compensation plans. This new peer group includes peers with a similar market capitalization and are in a similar industry to the Company which ultimately provides a more relevant comparison of the Company's performance relative to its peers. The "Peer Group Total Shareholder Return" column in the above table is calculated based on the Company's 2024 peer group. Refer to the table below for a comparison of the cumulative total shareholder return results between the Company, the 2024 peer group and the 2023 peer group.

(note 6, continued)
	Value of Initial Fixed $100 Investment Based On:
Year	The Company's Total Shareholder Return	2024 Peer Group Total Shareholder Return	2023 Peer Group Total Shareholder Return
2024	$115.39	$91.43	$44.65
2023	116.88	93.49	47.36
2022	104.13	74.05	50.94
2021	101.73	89.23	60.62
2020	81.11	76.52	55.73

PEO Total Compensation Amount	$ 5,788,558	$ 6,973,468	$ 6,736,235	$ 6,092,030	$ 3,914,027
PEO Actually Paid Compensation Amount	$ 6,329,286	8,961,817	7,792,417	8,045,665	3,677,980
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid is based on the total compensation measure included in the Summary Compensation Table ("SCT") on page 51, with the following adjustments made to the amounts disclosed for equity awards.

(note 2, continued)
Adjustments for PEO	2024	2023	2022	2021	2020
Amounts reported under "Share Awards" in the SCT	$(3,542,401)	$(4,323,874)	$(4,133,501)	$(3,636,740)	$(3,330,589)
For awards granted in the covered fiscal year:
Fair value of awards outstanding and unvested as of covered fiscal year-end	3,590,421	5,929,077	5,215,244	5,378,614	2,634,188
For awards granted in prior years:
Change in fair value from prior year- end to vesting date for awards granted prior to covered fiscal year that vested during covered fiscal year	(29,209)	20,828	(97,097)	152,598	6,487
Add the dollar value of any dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of the award	521,917	362,318	71,536	59,163	453,868
Total Adjustments for PEO	$540,728	$1,988,349	$1,056,182	$1,953,635	$(236,046)

Non-PEO NEO Average Total Compensation Amount	$ 2,418,163	2,795,266	2,594,045	2,199,306	1,450,701
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,613,216	3,536,160	2,949,383	2,927,328	1,743,731
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments for the Average of Other NEOs	2024	2023	2022	2021	2020
Amounts reported under "Share Awards" in the SCT	$(1,300,863)	$(1,557,008)	$(1,433,190)	$(1,159,051)	$(1,036,802)
For awards granted in the covered fiscal year:
Fair value of awards outstanding and unvested as of covered fiscal year-end	1,318,496	2,135,034	1,808,257	1,714,196	1,293,577
For awards granted in prior years:
Change in fair value from prior year- end to covered fiscal year-end for awards granted prior to covered fiscal year and outstanding and unvested at covered fiscal year-end	-	-	(11,575)	101,363	-
Change in fair value from prior year- end to vesting date for awards granted prior to covered fiscal year that vested during covered fiscal year	(10,520)	7,211	(30,953)	51,531	513
Add the dollar value of any dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of the award	187,940	155,657	22,799	19,982	35,742
Total Adjustments for the Average of Other NEOs	$195,053	$740,894	$355,338	$728,021	$293,030

Compensation Actually Paid vs. Total Shareholder Return

The following charts show the relationship of the compensation actually paid to the Company's NEOs in comparison to total shareholder return, peer group shareholder return, net income (loss) and MFFO per share.

Compensation Actually Paid versus Total Shareholder Return $1,000,000 $2,000,000 $3,000,000 $4,000,000 $5,000,000 $6,000,000 $7,000,000 $8,000,000 $9,000,000 $ 2020 2021 2022 $120.00 $100.00 $80.00 $60.00 $40.00 $20.00 $ PEO Actual Pay Avg. Other NEO Actual Pay TSR Peer Group TSR Total Shareholder Return

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income $1,000,000 $2,000,000 $3,000,000 $4,000, Compensatio
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following are the most important financial performance measures used by the Company in its determination of incentive compensation:

•
Total shareholder return (1-, 2- and 3-year returns)
•
Total shareholder return relative to peer group (1-, 2- and 3-year returns)
•
MFFO per share (as defined within Exhibit 1)

Total Shareholder Return Amount	$ 115.39	116.88	104.13	101.73	81.11
Peer Group Total Shareholder Return Amount	91.43	93.49	74.05	89.23	76.52
Net Income (Loss)	$ 214,064,469	$ 177,488,702	$ 144,804,963	$ 18,827,539	$ (173,206,725)
Company Selected Measure Amount	1.61	1.6	1.53	0.93	0.09
PEO Name	Justin G. Knight	Justin G. Knight	Justin G. Knight	Justin G. Knight	Justin G. Knight
Value of Initial Fixed Investments	$ 100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Total shareholder return (1-, 2- and 3-year returns)
Measure:: 2
Pay vs Performance Disclosure
Name	Total shareholder return relative to peer group (1-, 2- and 3-year returns)
Measure:: 3
Pay vs Performance Disclosure
Name	MFFO per share (as defined within Exhibit 1)
2024 Peer Group Total Shareholder Return [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 91.43	$ 93.49	$ 74.05	$ 89.23	$ 76.52
2023 Peer Group Total Shareholder Return [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	44.65	47.36	50.94	60.62	55.73
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	540,728	1,988,349	1,056,182	1,953,635	(236,046)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,590,421	5,929,077	5,215,244	5,378,614	2,634,188
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,209)	20,828	(97,097)	152,598	6,487
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	521,917	362,318	71,536	59,163	453,868
PEO | Share Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,542,401)	(4,323,874)	(4,133,501)	(3,636,740)	(3,330,589)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,053	740,894	355,338	728,021	293,030
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,318,496	2,135,034	1,808,257	1,714,196	1,293,577
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,575)	101,363
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,520)	7,211	(30,953)	51,531	513
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,940	155,657	22,799	19,982	35,742
Non-PEO NEO | Share Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,300,863)	$ (1,557,008)	$ (1,433,190)	$ (1,159,051)	$ (1,036,802)